UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1743

The Alger Funds II
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—101.1%
ADVERTISING—0.1%
Focus Media Holding Ltd.#*	45,200	$606,584

AEROSPACE & DEFENSE—3.7%
BE Aerospace Inc. *	128,141	2,874,203
General Dynamics Corp.	54,268	3,627,816
Lockheed Martin Corp.	31,386	2,338,885
United Technologies Corp. +	109,400	7,382,312
		16,223,216
AIR FREIGHT & LOGISTICS—1.1%
FedEx Corp.	4,600	360,410
United Parcel Service Inc., CI. B	79,400	4,586,938
		4,947,348
APPLICATION SOFTWARE—1.7%
Adobe Systems Inc. *	100,897	3,258,973
Nice Systems Ltd. #*	33,215	966,889
Synopsys Inc. *	72,300	1,537,821
Taleo Corp., CI. A *	82,800	1,681,668
		7,445,351
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Invesco Ltd.	111,700	2,155,810

AUTO PARTS & EQUIPMENT—2.3%
ArvinMeritor Inc. *	466,000	4,515,540
Lear Corp. *	35,000	2,408,000
TRW Automotive Holdings Corp. *	104,129	2,398,091
WABCO Holdings Inc.	32,300	834,955
		10,156,586
BIOTECHNOLOGY—3.5%
Amgen Inc. *	91,175	5,331,914
Celgene Corp. *	78,649	4,465,690
Gilead Sciences Inc. *	72,100	3,480,267
Human Genome Sciences Inc. *	78,930	2,089,277
		15,367,148
BROADCASTING & CABLE TV—0.7%
CBS Corp., CI. B	225,800	2,919,594

CASINOS & GAMING—0.9%
Las Vegas Sands Corp.*	273,900	4,245,450

COAL & CONSUMABLE FUELS—0.2%
Patriot Coal Corp.*	49,091	760,420

COMMUNICATIONS EQUIPMENT—3.5%
Brocade Communications Systems Inc. *,+	425,144	2,920,739
Cisco Systems Inc. *,+	259,992	5,842,021
Corning Inc.	48,200	871,456
Qualcomm Inc. +	138,537	5,429,265
		15,063,481
COMPUTER HARDWARE—6.1%
Apple Inc. *,+	89,672	17,227,785
Dell Inc. *	144,900	1,869,210
Hewlett-Packard Co. +	89,884	4,230,840

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER HARDWARE—(CONT.)
International Business Machines Corp. +	26,113	$3,195,970
		26,523,805
COMPUTER STORAGE & PERIPHERALS—2.0%
EMC Corp. *	201,399	3,357,321
Seagate Technology *,+	324,753	5,433,118
		8,790,439
DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Mastercard Inc.+	23,365	5,838,914

DEPARTMENT STORES—1.0%
Kohl’s Corp.*	87,200	4,392,264

DIVERSIFIED BANKS—0.1%
Banco Santander Brasil SA#	48,600	585,144

DIVERSIFIED CHEMICALS—1.0%
Ashland Inc.	70,400	2,844,864
FMC Corporation	25,118	1,279,511
		4,124,375
DIVERSIFIED METALS & MINING—0.2%
Breakwater Resources Ltd.*	2,515,100	952,720

ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Cooper Industries PLC, CL. A	26,600	1,141,140

FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
Mosaic Co., /The	27,893	1,492,554

GENERAL MERCHANDISE STORES—0.8%
Target Corp.	71,273	3,654,167

GOLD—0.6%
Yamana Gold Inc.	276,800	2,787,376

HEALTH CARE EQUIPMENT—4.4%
Baxter International Inc.	88,369	5,089,171
Covidien PLC +	133,112	6,730,142
Given Imaging Ltd *	222,400	3,249,264
Insulet Corp. *	161,601	2,202,622
NuVasive Inc. *	43,800	1,208,880
Thoratec Corp. *	12,200	345,870
		18,825,949
HEALTH CARE FACILITIES—0.4%
Select Medical Holdings Corp.*	158,600	1,571,726

HEALTH CARE SUPPLIES—0.7%
Inverness Medical Innovations Inc.*,+	75,279	3,039,013

HOME ENTERTAINMENT SOFTWARE—1.2%
Activision Blizzard Inc.	489,100	4,969,256

HOME IMPROVEMENT RETAIL—0.7%
Lowe’s Companies, Inc.	137,272	2,971,939

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
Towers Watson & Co.	26,800	1,169,284

HYPERMARKETS & SUPER CENTERS—3.0%
Wal-Mart Stores Inc.+	241,683	12,913,123

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDUSTRIAL CONGLOMERATES—1.4%
McDermott International Inc. *	56,555	$1,335,829
Tyco International Ltd. *	134,721	4,773,165
		6,108,994
INDUSTRIAL MACHINERY—0.2%
Stanley Works, /The	16,200	830,250

INTEGRATED OIL & GAS—3.1%
Chevron Corp.+	183,261	13,216,783

INTERNET RETAIL—3.5%
Amazon.com Inc. *	30,000	3,762,300
Expedia Inc. *,+	348,490	7,461,170
Shutterfly Inc. *	214,972	3,400,857
		14,624,327
INTERNET SOFTWARE & SERVICES—7.3%
eBay Inc. *	150,093	3,455,141
Google Inc., CI. A *,+	15,355	8,129,243
GSI Commerce Inc. *,+	227,850	5,185,866
IAC/InterActiveCorp. *,+	128,346	2,577,188
OpenTable Inc. *	79,700	1,983,733
Sina Corp. *	105,695	3,821,931
Yahoo! Inc. *,+	426,735	6,405,292
		31,558,394
INVESTMENT BANKING & BROKERAGE—1.3%
Goldman Sachs Group Inc., /The	28,100	4,179,032
Lazard Ltd., CI. A	13,100	504,874
Morgan Stanley	41,785	1,119,002
		5,802,908
LIFE & HEALTH INSURANCE—1.4%
Lincoln National Corp.	180,018	4,424,843
Prudential Financial Inc. +	33,479	1,673,615
		6,098,458
LIFE SCIENCES TOOLS & SERVICES—0.5%
Life Technologies Corp.*	45,917	2,282,534

MANAGED HEALTH CARE—0.7%
WellPoint Inc.*	45,189	2,879,443

METAL & GLASS CONTAINERS—0.9%
Owens-Illinois Inc.*,+	135,058	3,676,279

MOVIES & ENTERTAINMENT—2.1%
Liberty Media Corp., Capital, CI. A *,+	162,464	4,206,193
Regal Entertainment Group, CI. A	322,578	4,764,477
		8,970,670
MULTI-LINE INSURANCE—0.7%
Genworth Financial Inc., CI. A*	226,512	3,134,926

OIL & GAS DRILLING—0.5%
Transocean Ltd.*	25,498	2,160,701

OIL & GAS EQUIPMENT & SERVICES—0.2%
Weatherford International Ltd.*	50,300	788,704

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—4.9%
Atlas Energy Inc. *	26,800	$810,700
Chesapeake Energy Corp. +	104,256	2,583,464
Devon Energy Corp.	71,200	4,763,992
Kodiak Oil & Gas Corp. *	778,000	1,836,080
Nexen Inc. +	291,363	6,392,504
Plains Exploration & Production Co. *	98,464	3,283,774
Rex Energy Corp. *	102,700	1,272,453
		20,942,967
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Magellan Midstream Partners LP	25,941	1,089,522
NuStar GP Holdings LLC.	13,800	381,570
		1,471,092
OTHER DIVERSIFIED FINANCIAL SERVICES—2.6%
Bank of America Corp.	142,217	2,158,854
BM&F Bovespa SA	266,000	1,809,437
JPMorgan Chase & Co. +	177,043	6,894,055
		10,862,346
PHARMACEUTICALS—5.2%
Abbott Laboratories +	161,174	8,532,551
Allergan Inc.	29,985	1,724,138
Auxilium Pharmaceuticals Inc. *	68,200	1,920,512
Medicis Pharmaceutical Corp., CI. A	55,200	1,275,672
Optimer Pharmaceuticals Inc. *	243,100	2,994,992
Pfizer Inc.	324,399	6,053,285
		22,501,150
PROPERTY & CASUALTY INSURANCE—2.6%
Amtrust Financial Services Inc.	162,500	1,945,125
Assured Guaranty Ltd.	85,300	1,932,898
Travelers Cos., Inc., /The +	136,244	6,903,483
		10,781,506
PUBLISHING—0.4%
McGraw-Hill Cos., Inc., /The+	47,022	1,666,930

RAILROADS—0.6%
CSX Corp.	61,900	2,653,034

RESTAURANTS—1.2%
McDonald’s Corp.	78,431	4,896,447
Yum! Brands Inc.	12,298	420,715
		5,317,162
SEMICONDUCTOR EQUIPMENT—1.4%
Lam Research Corp. *	124,100	4,096,541
Novellus Systems Inc. *	85,100	1,778,590
		5,875,131
SEMICONDUCTORS—7.8%
Broadcom Corp., CI. A	36,600	977,952
Intel Corp. +	743,405	14,422,056
Marvell Technology Group Ltd. *,+	265,654	4,630,349
Micron Technology Inc. *	246,900	2,152,968
Monolithic Power Systems Inc. *	42,000	866,040
ON Semiconductor Corp. *,+	759,748	5,477,783

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—(CONT.)
Skyworks Solutions Inc. *,+	324,266	$4,114,936
Texas Instruments Inc.	28,500	641,250
		33,283,334
SOFT DRINKS—1.2%
PepsiCo Inc.	85,115	5,074,556

STEEL—1.0%
Cliffs Natural Resources Inc.	105,108	4,199,065

SYSTEMS SOFTWARE—2.9%
Microsoft Corp. +	364,863	10,281,839
Oracle Corp.	97,000	2,236,820
		12,518,659
THRIFTS & MORTGAGE FINANCE—0.3%
Ocwen Financial Corp. *	39,200	359,072
TFS Financial Corp.	63,573	817,549
		1,176,621
TOBACCO—1.6%
Philip Morris International Inc.+	151,094	6,876,288

TRUCKING—0.7%
Dollar Thrifty Automotive Group Inc. *	31,890	776,840
Hertz Global Holdings Inc. *	203,833	2,111,710
		2,888,550

TOTAL COMMON STOCKS (Cost $444,518,547)		435,855,938

CONVERTIBLE PREFERRED STOCK—1.4%
OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
Bank of America Corp., 10.00%, 12/31/2049* (Cost $5,830,500)	388,700	5,869,370

MANDATORY CONVERTIBLE PREFERRED STOCK—0.6%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
Citigroup Inc., 7.50%, 12/15/2012*(a) (Cost $2,450,000)	24,500	2,561,230

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—3.2%
TIME DEPOSITS—3.2%
Wells Fargo Grand Cayman, 0.03%, 2/01/10(L2) (Cost $13,977,407)	13,977,407	13,977,407

Total Investments (Cost $466,776,454)(b)	106.3%	458,263,945
Liabilities in Excess of Other Assets	(6.3)	(26,545,197)
NET ASSETS	100.0%	$431,718,748

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depository Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

At January 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $470,643,304 amounted to $12,379,359 which consisted of aggregate gross unrealized appreciation of $12,314,879 and aggregate gross unrealized depreciation of $24,694,238.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Securities Sold Short‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—(8.8)%
APPLICATION SOFTWARE—(0.3)%
SAP AG#	26,500	$1,200,980

INTEGRATED TELECOMMUNICATION SERVICES—(0.7)%
Telefonos de Mexico SAB de CV#	121,900	1,968,685
AT&T Inc.	35,300	895,208
		2,863,893
COMMUNICATIONS EQUIPMENT—(0.3)%
Telefonaktiebolaget LM Ericsson#	122,300	1,183,864

BIOTECHNOLOGY—(0.5)%
Arena Pharmaceuticals Inc.*	195,000	608,400
Genzyme Corp.*	29,400	1,595,244
		2,203,644
REGIONAL BANKS—(0.3)%
BB&T Corp.	41,500	1,156,605

AUTO PARTS & EQUIPMENT—(0.5)%
BorgWarner Inc.*	63,200	2,217,688

RESIDENTIAL REITS—(0.6)%
Camden Property Trust	65,600	2,543,312

AUTOMOTIVE RETAIL—(0.2)%
Carmax Inc.*	37,300	769,499

DATA PROCESSING & OUTSOURCED SERVICES—(0.3)%
Computer Sciences Corp.*	27,800	1,426,140

OIL & GAS EXPLORATION & PRODUCTION—(0.9)%
EOG Resources Inc.	40,800	3,689,136

HOME FURNISHINGS—(0.1)%
Ethan Allen Interiors Inc.	32,500	470,925

ASSET MANAGEMENT & CUSTODY BANKS—(0.5)%
Franklin Resources Inc.	16,400	1,624,092
Waddell & Reed Financial Inc., CI. A	12,000	375,960
		2,000,052
TRADING COMPANIES & DISTRIBUTORS—(0.5)%
WW Grainger Inc.	22,400	2,223,872

TRUCKING—(0.6)%
Landstar System Inc.	72,100	2,616,509

CASINOS & GAMING—(0.1)%
MGM Mirage*	55,200	610,512

SEMICONDUCTORS—(0.1)%
National Semiconductor Corp.	35,300	468,078

THRIFTS & MORTGAGE FINANCE—(0.2)%
New York Community Bancorp Inc.	50,100	753,003

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(0.9)%
PACCAR Inc.	106,100	3,822,783

IT CONSULTING & OTHER SERVICES—(0.6)%
SAIC Inc.*	146,600	2,687,178

LEISURE PRODUCTS—(0.5)%
VF Corp.	30,000	2,160,900

SYSTEMS SOFTWARE—(0.2)%
VMware Inc., CI. A*	18,300	831,003

TOTAL (proceeds $37,684,912)		$37,899,576

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depository Receipts.

See Notes to Schedule of Investments.

THE ALGER FUNDS II | ALGER GREEN FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—91.8%
AEROSPACE & DEFENSE—0.6%
General Dynamics Corp.	3,810	$254,699

AIR FREIGHT & LOGISTICS—1.5%
FedEx Corp.	4,895	383,524
United Parcel Service Inc., Cl. B	4,090	236,279
		619,803
APPAREL RETAIL—0.4%
Coldwater Creek Inc.*	35,255	157,237

APPLICATION SOFTWARE—0.9%
Adobe Systems Inc.*	10,665	344,480

AUTO PARTS & EQUIPMENT—2.0%
Fuel Systems Solutions Inc. *	2,590	92,308
Johnson Controls Inc.	19,645	546,720
Wonder Auto Technology Inc. *	17,000	170,510
		809,538
BIOTECHNOLOGY—1.7%
Metabolix Inc. *	40,745	406,227
Vermillion Inc. *	11,745	276,008
		682,235
BROADCASTING & CABLE TV—1.0%
Discovery Communications Inc.*	13,785	408,863

CABLE & SATELLITE—1.0%
DIRECTV Group Inc., /The*	12,675	384,686

COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems Inc.*	25,700	577,479

COMPUTER HARDWARE—5.7%
Apple Inc. *	6,365	1,222,843
Hewlett-Packard Co.	10,490	493,764
International Business Machines Corp.	4,705	575,845
		2,292,452
CONSTRUCTION & ENGINEERING—0.8%
Aecom Technology Corp.*	12,300	331,731

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.1%
Cummins Inc.	9,530	430,375

DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Visa Inc., CI. A	5,235	429,427

DEPARTMENT STORES—1.2%
Kohl’s Corp.*	9,835	495,389

DISTRIBUTORS—1.1%
LKQ Corp.*	24,315	455,906

DIVERSIFIED BANKS—0.9%
Wells Fargo & Co.	12,945	368,026

DIVERSIFIED CHEMICALS—0.6%
FMC Corporation	5,015	255,464

ELECTRIC UTILITIES—1.8%
Duke Energy Corp.	22,990	380,025

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRIC UTILITIES—(CONT.)
ITC Holdings Corp.	6,200	$333,064
		713,089
ELECTRICAL COMPONENTS & EQUIPMENT—6.2%
A123 Systems Inc. *	8,675	138,627
American Superconductor Corp. *	8,395	319,178
First Solar Inc. *	3,395	384,654
General Cable Corp. *	8,945	260,300
Trina Solar Ltd. #*	22,740	498,687
Woodward Governor Co.	16,875	429,131
Yingli Green Energy Holding Co., Ltd. #*	32,310	404,521
		2,435,098
ELECTRONIC COMPONENTS—1.1%
Dolby Laboratories Inc., CI. A*	8,825	444,162

ELECTRONIC EQUIPMENT MANUFACTURERS—1.0%
Itron Inc.*	6,785	417,549

ELECTRONIC MANUFACTURING SERVICES—1.1%
Trimble Navigation Ltd.*	18,975	434,338

ENVIRONMENTAL & FACILITIES SERVICES—4.3%
Covanta Holding Corp. *	15,965	279,388
EnergySolutions Inc.	35,825	299,139
RINO International Corp. *	20,625	415,593
Tetra Tech Inc. *	16,225	367,334
Waste Management Inc.	11,700	374,985
		1,736,439
FOOD RETAIL—1.2%
Whole Foods Market Inc.*	16,995	462,604

FOOTWEAR—1.3%
CROCS Inc. *	32,635	239,867
NIKE Inc., Cl. B	4,405	280,819
		520,686
GENERAL MERCHANDISE STORES—1.7%
Target Corp.	13,240	678,815

HEALTH CARE DISTRIBUTORS—0.6%
Cardinal Health Inc.	6,760	223,553

HEALTH CARE EQUIPMENT—0.5%
Covidien PLC	4,280	216,397

HEALTH CARE SERVICES—0.5%
Express Scripts Inc.*	2,375	199,168

HEALTH CARE SUPPLIES—0.7%
Inverness Medical Innovations Inc.*	7,025	283,599

HEAVY ELECTRICAL EQUIPMENT—0.7%
Vestas Wind Systems A/S*	5,130	273,788

HOMEBUILDING—0.8%
KB Home	21,165	323,401

HOTELS RESORTS & CRUISE LINES—2.0%
Carnival Corp.	13,300	443,290

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOTELS RESORTS & CRUISE LINES—(CONT.)
Marriott International Inc., CI. A	14,611	$383,237
		826,527
HOUSEHOLD PRODUCTS—1.0%
Procter & Gamble Co., /The	6,499	400,013

HYPERMARKETS & SUPER CENTERS—2.0%
Wal-Mart Stores Inc.	15,530	829,768

INDUSTRIAL GASES—0.6%
Praxair Inc.	3,235	243,660

INDUSTRIAL MACHINERY—2.1%
Duoyuan Global Water Inc. #*	15,290	435,765
SmartHeat Inc. *	36,970	421,088
		856,853
INTEGRATED OIL & GAS—2.2%
BP PLC #	7,085	397,610
Chevron Corp.	6,615	477,074
		874,684
INTERNET RETAIL—2.0%
Amazon.com Inc. *	3,585	449,595
Expedia Inc. *	16,025	343,095
		792,690
INTERNET SOFTWARE & SERVICES—5.0%
eBay Inc. *	19,750	454,645
Google Inc., CI. A *	1,370	725,305
IAC/InterActiveCorp. *	20,935	420,375
Yahoo! Inc. *	26,505	397,840
		1,998,165
INVESTMENT BANKING & BROKERAGE—1.7%
Goldman Sachs Group Inc., /The	3,195	475,160
Morgan Stanley	8,060	215,847
		691,007
LIFE & HEALTH INSURANCE—0.7%
Prudential Financial Inc.	5,520	275,945

LIFE SCIENCES TOOLS & SERVICES—0.7%
Life Technologies Corp.*	5,580	277,382

MANAGED HEALTH CARE—0.9%
WellPoint Inc.*	5,915	376,904

METAL & GLASS CONTAINERS—0.9%
Crown Holdings Inc.*	15,895	378,460

MOVIES & ENTERTAINMENT—0.9%
Walt Disney Co., /The	12,475	368,636

OIL & GAS EXPLORATION & PRODUCTION—0.3%
Nexen Inc.	5,455	119,683

OTHER DIVERSIFIED FINANCIAL SERVICES—1.9%
Bank of America Corp.	26,810	406,976

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OTHER DIVERSIFIED FINANCIAL SERVICES—(CONT.)
JPMorgan Chase & Co.	8,875	$345,593
		752,569
PACKAGED FOODS & MEATS—0.8%
General Mills Inc.	4,560	325,174

PHARMACEUTICALS—4.5%
Abbott Laboratories	8,450	447,343
Johnson & Johnson	8,185	514,508
Merck & Co., Inc.	9,975	380,846
Pfizer Inc.	24,667	460,286
		1,802,983
RAILROADS—1.1%
Norfolk Southern Corp.	9,405	442,599

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
Brookfield Asset Management Inc.	9,860	198,087

RESTAURANTS—1.3%
Chipotle Mexican Grill Inc. *	2,135	205,942
Starbucks Corp. *	13,650	297,434
		503,376
SEMICONDUCTORS—4.3%
Atheros Communications Inc. *	11,590	371,691
Broadcom Corp., CI. A	9,255	247,294
Cree Inc. *	6,790	379,629
Intel Corp.	38,535	747,579
		1,746,193
SOFT DRINKS—1.9%
Coca-Cola Co., /The	9,840	533,820
Hansen Natural Corp. *	5,700	219,165
		752,985
SPECIALTY CHEMICALS—1.5%
Nalco Holding Co.	13,415	316,326
Rockwood Holdings Inc. *	11,685	256,018
		572,344
SYSTEMS SOFTWARE—3.8%
Microsoft Corp.	38,330	1,080,139
Oracle Corp.	19,895	458,779
		1,538,918
TRUCKING—0.7%
Hertz Global Holdings Inc.*	26,165	271,069

TOTAL COMMON STOCKS (Cost $34,523,451)		36,877,150

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BONDS—0.3%
ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Covanta Holding Corp., 3.25%, 6/1/14L2(a) (Cost $110,000)	110,000	124,300

	PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS—8.1%
TIME DEPOSITS—8.1%
Wells Fargo Grand Cayman, 0.03%, 2/01/10(L2) (Cost $3,239,585)	3,239,585	$3,239,585

Total Investments (Cost $37,873,036)(b)	100.2%	40,241,035
Liabilities in Excess of Other Assets	(0.2)	(78,990)
NET ASSETS	100.0%	$40,162,045

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 0.3%, of the net assets of the Fund.

(b)

At January 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $38,171,835 amounted to $2,069,200 which consisted of aggregate gross unrealized appreciation of $4,207,164 and aggregate gross unrealized depreciation of $2,137,964.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II | ALGER ANALYST FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—88.9%
ADVERTISING—0.7%
Lamar Advertising Co., CI. A*	510	$14,586

AEROSPACE & DEFENSE—1.3%
BE Aerospace Inc. *	915	20,523
L-3 Communications Holdings Inc.	89	7,417
		27,940
AIR FREIGHT & LOGISTICS—0.3%
United Parcel Service Inc., Cl. B	109	6,297

APPAREL RETAIL—1.6%
Abercrombie & Fitch Co., CI. A	83	2,618
Chico’s FAS Inc. *	804	10,267
Coldwater Creek Inc. *	900	4,014
J Crew Group Inc. *	125	4,901
Urban Outfitters Inc. *	386	12,186
		33,986
APPLICATION SOFTWARE—4.4%
Adobe Systems Inc. *	204	6,589
Ansys Inc. *	180	7,535
Intuit Inc. *	241	7,136
Nice Systems Ltd. #*	318	9,257
Pegasystems Inc.	748	24,871
Salesforce.com Inc. *	142	9,024
SolarWinds Inc. *	659	12,804
Synchronoss Technologies Inc. *	461	7,726
Taleo Corp., CI. A *	460	9,343
		94,285
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Affiliated Managers Group Inc.*	160	9,691

BIOTECHNOLOGY—7.4%
Alexion Pharmaceuticals Inc. *	438	20,310
Amgen Inc. *	339	19,825
Celgene Corp. *	293	16,637
Cephalon Inc. *	368	23,493
Human Genome Sciences Inc. *	2,954	78,192
		158,457
BROADCASTING & CABLE TV—0.4%
CBS Corp., Cl. B	627	8,107

CABLE & SATELLITE—0.3%
DIRECTV Group Inc., /The*	236	7,163

CASINOS & GAMING—2.1%
Bally Technologies Inc. *	253	10,037
Las Vegas Sands Corp. *	939	14,554
Penn National Gaming Inc. *	224	6,044
WMS Industries Inc. *	359	13,312
		43,947
COAL & CONSUMABLE FUELS—0.3%
Patriot Coal Corp.*	400	6,196

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMMUNICATIONS EQUIPMENT—2.0%
Alcatel-Lucent #*	2,587	$8,615
Cisco Systems Inc. *	367	8,246
Corning Inc.	204	3,688
F5 Networks Inc. *	89	4,399
Polycom Inc. *	423	9,489
Qualcomm Inc.	70	2,743
Research In Motion Ltd. *	74	4,659
		41,839
COMPUTER & ELECTRONICS RETAIL—0.3%
Best Buy Co., Inc.	157	5,754

COMPUTER HARDWARE—2.8%
Apple Inc. *	136	26,128
Hewlett-Packard Co.	706	33,232
		59,360
COMPUTER STORAGE & PERIPHERALS—0.5%
EMC Corp.*	663	11,052

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.5%
Bucyrus International Inc.	571	29,908

DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Affiliated Computer Services Inc., CI. A *	37	2,276
Mastercard Inc.	58	14,494
		16,770
DEPARTMENT STORES—0.5%
Kohl’s Corp.*	231	11,635

DISTILLERS & VINTNERS—0.6%
Central European Distribution Corp.*	366	11,730

DIVERSIFIED BANKS—0.1%
Wells Fargo & Co.	102	2,900

DIVERSIFIED REITS—0.3%
Vornado Realty Trust	96	6,209

DRUG RETAIL—0.3%
CVS Caremark Corp.	89	2,881
Walgreen Co.	88	3,172
		6,053
EDUCATION SERVICES—0.6%
Corinthian Colleges Inc. *	501	7,014
ITT Educational Services Inc. *	60	5,812
		12,826
ELECTRONIC COMPONENTS—0.2%
Dolby Laboratories Inc., CI. A*	102	5,134

ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Waste Connections Inc.*	168	5,405

FOOD RETAIL—0.7%
Kroger Co., /The	221	4,736
Whole Foods Market Inc. *	411	11,187
		15,923

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FOOTWEAR—0.2%
NIKE Inc., Cl. B	81	$5,164

GENERAL MERCHANDISE STORES—0.9%
Target Corp.	377	19,329

GOLD—1.3%
Gammon Gold Inc. *	318	2,744
Goldcorp Inc.	432	14,670
Yamana Gold Inc.	1,093	11,007
		28,421
HEALTH CARE DISTRIBUTORS—0.3%
Owens & Minor Inc.	72	2,886
PharMerica Corp. *	153	2,491
		5,377
HEALTH CARE EQUIPMENT—2.3%
Boston Scientific Corp. *	1,475	12,729
Edwards Lifesciences Corp. *	51	4,571
Insulet Corp. *	632	8,614
MAKO Surgical Corp. *	850	9,758
NuVasive Inc. *	300	8,280
Thoratec Corp. *	146	4,139
		48,091
HEALTH CARE FACILITIES—1.3%
Community Health Systems Inc. *	225	7,340
Select Medical Holdings Corp. *	354	3,508
Universal Health Services Inc., Cl. B	550	16,038
		26,886
HEALTH CARE SERVICES—1.0%
Express Scripts Inc. *	88	7,380
Gentiva Health Services Inc. *	273	6,972
Medco Health Solutions Inc. *	125	7,685
		22,037
HEALTH CARE SUPPLIES—0.8%
Inverness Medical Innovations Inc.*	427	17,238

HOME ENTERTAINMENT SOFTWARE—0.7%
Activision Blizzard Inc.	907	9,215
Take-Two Interactive Software Inc. *	612	5,679
		14,894
HOME FURNISHING RETAIL—0.4%
Bed Bath & Beyond Inc.*	212	8,204

HOME IMPROVEMENT RETAIL—0.8%
Lowe’s Companies, Inc.	749	16,216

HOMEBUILDING—0.6%
KB Home	412	6,295
Toll Brothers Inc. *	367	6,779
		13,074
HOTELS RESORTS & CRUISE LINES—1.2%
Carnival Corp.	377	12,566
Choice Hotels International Inc.	95	3,015
Gaylord Entertainment Co. *	172	3,309

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOTELS RESORTS & CRUISE LINES—(CONT.)
Marriott International Inc., CI. A	290	$7,606
		26,496
HOUSEHOLD PRODUCTS—0.3%
Church & Dwight Co., Inc.	96	5,788

HOUSEWARES & SPECIALTIES—0.2%
Tupperware Brands Corp.	87	3,694

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
Towers Watson & Co.	159	6,937

HYPERMARKETS & SUPER CENTERS—0.5%
Wal-Mart Stores Inc.	180	9,617

INDUSTRIAL MACHINERY—0.8%
Clarcor Inc.	292	9,455
SPX Corp.	154	8,384
		17,839
INTEGRATED OIL & GAS—0.6%
Chevron Corp.	130	9,376
Exxon Mobil Corp.	65	4,188
		13,564
INTEGRATED TELECOMMUNICATION SERVICES—0.3%
Verizon Communications Inc.	230	6,767

INTERNET RETAIL—1.5%
Amazon.com Inc. *	28	3,511
Expedia Inc. *	1,043	22,331
Shutterfly Inc. *	382	6,043
		31,885
INTERNET SOFTWARE & SERVICES—3.7%
eBay Inc. *	448	10,313
Google Inc., CI. A *	6	3,177
GSI Commerce Inc. *	1,129	25,696
IAC/InterActiveCorp. *	289	5,803
LogMeIn, Inc. *	400	6,780
OpenTable Inc. *	172	4,281
VistaPrint Ltd. *	289	16,187
Yahoo! Inc. *	414	6,214
		78,451
INVESTMENT BANKING & BROKERAGE—1.1%
Goldman Sachs Group Inc., /The	75	11,154
Investment Technology Group Inc. *	212	4,346
Morgan Stanley	218	5,838
		21,338
IT CONSULTING & OTHER SERVICES—1.5%
Cognizant Technology Solutions Corp., CI. A*	731	31,915

LEISURE PRODUCTS—0.8%
Fossil Inc. *	176	5,746
Phillips-Van Heusen Corp.	300	11,787
		17,533

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE & HEALTH INSURANCE—1.0%
Lincoln National Corp.	290	$7,128
Prudential Financial Inc.	281	14,047
		21,175
LIFE SCIENCES TOOLS & SERVICES—0.4%
ICON PLC #*	100	2,484
Parexel International Corp. *	300	5,802
		8,286
MANAGED HEALTH CARE—0.3%
Aetna Inc.	32	959
Amerigroup Corp. *	200	5,090
WellPoint Inc. *	12	765
		6,814
METAL & GLASS CONTAINERS—0.3%
Owens-Illinois Inc.*	248	6,751

MOVIES & ENTERTAINMENT—0.8%
Regal Entertainment Group, CI. A	704	10,398
Viacom Inc., Cl. B *	221	6,440
		16,838
MULTI-LINE INSURANCE—0.4%
Genworth Financial Inc., CI. A*	636	8,802

OIL & GAS DRILLING—0.3%
Transocean Ltd.*	86	7,288

OIL & GAS EQUIPMENT & SERVICES—0.7%
Cal Dive International Inc. *	401	2,823
Schlumberger Ltd.	99	6,283
Weatherford International Ltd. *	401	6,287
		15,393
OIL & GAS EXPLORATION & PRODUCTION—2.5%
Chesapeake Energy Corp.	170	4,213
Concho Resources Inc. *	103	4,622
Devon Energy Corp.	129	8,631
Mariner Energy Inc. *	326	4,711
Nexen Inc.	826	18,122
Penn Virginia Corp.	82	1,990
Plains Exploration & Production Co. *	227	7,570
Quicksilver Resources Inc. *	200	2,658
		52,517
OIL & GAS REFINING & MARKETING—0.1%
Sunoco Inc.	80	2,007

OTHER DIVERSIFIED FINANCIAL SERVICES—0.1%
JPMorgan Chase & Co.	69	2,687

PACKAGED FOODS & MEATS—0.5%
Flowers Foods Inc.	224	5,441
Ralcorp Holdings Inc. *	87	5,377
		10,818
PERSONAL PRODUCTS—0.3%
Avon Products Inc.	220	6,631

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—11.6%
Abbott Laboratories	38	$2,012
Allergan Inc.	142	8,165
Auxilium Pharmaceuticals Inc. *	1,458	41,057
Medicis Pharmaceutical Corp., CI. A	1,950	45,065
Mylan Inc. *	468	8,532
Optimer Pharmaceuticals Inc. *	4,371	53,851
Pfizer Inc.	441	8,229
Roche Holding AG	225	38,101
Shire PLC #	713	42,495
		247,507
PROPERTY & CASUALTY INSURANCE—0.6%
Travelers Cos., Inc., /The	236	11,958

PUBLISHING—0.4%
McGraw-Hill Cos., Inc., /The	233	8,260

RAILROADS—0.3%
Burlington Northern Santa Fe Corp.	74	7,380

REGIONAL BANKS—0.0%
Boston Private Financial Holdings Inc.	128	918

REINSURANCE—0.0%
Platinum Underwriters Holdings Ltd.	17	616

RESEARCH & CONSULTING SERVICES—0.2%
FTI Consulting Inc.*	119	4,933

RESTAURANTS—0.5%
PF Chang’s China Bistro Inc.*	255	9,843

RETAIL REITS—0.6%
Macerich Co., /The	187	5,769
Simon Property Group Inc.	87	6,264
		12,033
SECURITY & ALARM SERVICES—0.6%
Geo Group Inc., /The*	681	12,599

SEMICONDUCTOR EQUIPMENT—0.4%
Lam Research Corp. *	188	6,206
Novellus Systems Inc. *	157	3,281
		9,487
SEMICONDUCTORS—5.4%
Atheros Communications Inc. *	365	11,706
Avago Technologies Ltd. *	118	2,051
Broadcom Corp., CI. A	418	11,169
Intel Corp.	479	9,293
Marvell Technology Group Ltd. *	1,174	20,462
Micron Technology Inc. *	788	6,871
Monolithic Power Systems Inc. *	329	6,784
Netlogic Microsystems Inc. *	247	10,117
ON Semiconductor Corp. *	1,150	8,292
Skyworks Solutions Inc. *	1,298	16,472
Taiwan Semiconductor Manufacturing Co., Ltd. #	587	5,964

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—(CONT.)
Texas Instruments Inc.	183	$4,118
		113,299
SOFT DRINKS—0.9%
Coca-Cola Co., /The	139	7,541
Hansen Natural Corp. *	170	6,537
PepsiCo Inc.	128	7,631
		21,709
SPECIALIZED FINANCE—0.2%
NYSE Euronext	217	5,080

SPECIALIZED REITS—0.2%
Host Hotels & Resorts Inc.*	496	5,258

STEEL—0.7%
Cliffs Natural Resources Inc.	365	14,582

SYSTEMS SOFTWARE—1.2%
Microsoft Corp.	254	7,158
Oracle Corp.	248	5,719
Red Hat Inc. *	464	12,630
		25,507
THRIFTS & MORTGAGE FINANCE—0.4%
Brookline Bancorp Inc.	528	5,286
TFS Financial Corp.	190	2,443
		7,729
TOBACCO—0.7%
Philip Morris International Inc.	309	14,063

TRUCKING—0.6%
Hertz Global Holdings Inc.*	1,328	13,758

WIRELESS TELECOMMUNICATION SERVICES—1.5%
American Tower Corp., CI. A *	169	7,174
SBA Communications Corp. *	634	20,978
Syniverse Holdings Inc. *	175	2,942
		31,094
TOTAL COMMON STOCKS (Cost $1,670,105)		1,893,528

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—9.3%
TIME DEPOSITS—9.3%
Citibank London, 0.03%, 2/1/10(L2)	99,013	99,013
Wells Fargo Grand Cayman, 0.03%, 2/1/10(L2)	100,000	100,000

TOTAL TIME DEPOSITS (Cost $199,013)		199,013

Total Investments (Cost $1,869,118)(a)	98.2%	2,092,541
Other Assets in Excess of Liabilities	1.8	38,674
NET ASSETS	100.0%	$2,131,215

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,881,745 amounted to $210,796 which consisted of aggregate gross unrealized appreciation of $296,800 and aggregate gross unrealized depreciation of $86,004.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II | ALGER INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—91.7%
AUSTRALIA—5.9%
BIOTECHNOLOGY—1.4%
CSL Ltd.	1,313	$36,389

COAL & CONSUMABLE FUELS—0.4%
Linc Energy Ltd.*	7,604	10,476

DIVERSIFIED BANKS—0.3%
Westpac Banking Corp.	415	8,801

DIVERSIFIED METALS & MINING—1.1%
Rio Tinto Ltd.*	481	29,073

FOOD RETAIL—0.9%
Woolworths Ltd.	981	22,549

INTEGRATED OIL & GAS—1.8%
Origin Energy Ltd.*	3,329	47,403

TOTAL AUSTRALIA (Cost $177,531)		154,691

BELGIUM—0.1%
FOOD RETAIL—0.1%
Colruyt SA (Cost $3,183)	14	3,423

BERMUDA—2.1%
INVESTMENT BANKING & BROKERAGE—0.8%
Lazard Ltd., CI. A	532	20,503

REINSURANCE—1.3%
Platinum Underwriters Holdings Ltd.	948	34,374

TOTAL BERMUDA (Cost $39,640)		54,877

BRAZIL—5.5%
DIVERSIFIED BANKS—0.2%
Banco Santander Brasil SA#	378	4,551

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES—0.4%
Cielo SA	1,240	9,939

DIVERSIFIED METALS & MINING—2.1%
Vale S.A.#	2,053	52,946

INTEGRATED OIL & GAS—2.4%
Petroleo Brasileiro SA#	1,558	63,208

OTHER DIVERSIFIED FINANCIAL SERVICES—0.4%
BM&F Bovespa SA	1,626	11,061

TOTAL BRAZIL (Cost $107,692)		141,705

CANADA—0.6%
COMMUNICATIONS EQUIPMENT—0.6%
Research In Motion Ltd.* (Cost $27,126)	233	14,670

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CHINA—6.1%
ADVERTISING—0.6%
Focus Media Holding Ltd.#*	1,141	$15,312

APPLICATION SOFTWARE—0.1%
VanceInfo Technologies Inc.#*	198	3,174

BREWERS—0.6%
Tsingtao Brewery Co., Ltd.	3,244	16,124

COAL & CONSUMABLE FUELS—0.3%
China Shenhua Energy Co.	2,112	8,975

COMPUTER & ELECTRONICS RETAIL—0.2%
GOME Electrical Appliances Holdings Ltd.*	19,496	6,904

DISTILLERS & VINTNERS—0.2%
Yantai Changyu Pioneer Wine Co.*	500	4,352

DIVERSIFIED BANKS—0.4%
Industrial & Commercial Bank of China	12,695	9,318

ELECTRIC UTILITIES—0.3%
China Longyuan Power Group Corp.*	5,086	6,287

HOTELS RESORTS & CRUISE LINES—0.2%
Ctrip.com International Ltd.#*	152	4,756

INDUSTRIAL MACHINERY—0.5%
Duoyuan Global Water Inc.#*	490	13,965

INTERNET SOFTWARE & SERVICES—1.4%
Netease.com#*	1,101	36,113

LEISURE PRODUCTS—0.2%
Anta Sports Products Ltd.	3,991	5,273

LIFE & HEALTH INSURANCE—0.4%
China Life Insurance Co., Ltd.	2,469	11,032

MARINE—0.2%
China COSCO Holdings Co., Ltd.	5,430	6,496

MULTI-LINE INSURANCE—0.0%
China Pacific Insurance Group Co., Ltd.*	135	502

PACKAGED FOODS & MEATS—0.3%
China Yurun Food Group Ltd.	2,865	8,042

PAPER PRODUCTS—0.2%
Nine Dragons Paper Holdings Ltd.	3,332	4,737

TOTAL CHINA (Cost $134,245)		161,362

DENMARK—1.2%
HEAVY ELECTRICAL EQUIPMENT—1.1%
Vestas Wind Systems A/S*	535	28,554

PHARMACEUTICALS—0.1%
Novo Nordisk A/S	57	3,889

TOTAL DENMARK (Cost $46,962)		32,443

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FRANCE—4.0%
COMMUNICATIONS EQUIPMENT—0.4%
Alcatel-Lucent#*	2,917	$9,974

HEALTH CARE SUPPLIES—0.2%
Essilor International SA	72	4,214

INTEGRATED OIL & GAS—0.9%
Total SA	385	22,502

LEISURE PRODUCTS—0.3%
Hermes International	65	9,003

MULTI-UTILITIES—1.2%
Veolia Environnement	962	31,877

PHARMACEUTICALS—1.0%
Ipsen SA*	491	26,548

TOTAL FRANCE (Cost $110,861)		104,118

GERMANY—4.6%
AIR FREIGHT & LOGISTICS—0.4%
Deutsche Post AG	558	9,803

AUTOMOBILE MANUFACTURERS—1.2%
Porsche Automobil Holding SE	555	31,713

FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
K & S AG*	310	17,589

PHARMACEUTICALS—2.3%
Bayer AG	491	33,765
Merck KGaA	285	25,555
		59,320
TOTAL GERMANY (Cost $169,698)		118,425

GREECE—0.2%
CASINOS & GAMING—0.2%
OPAP SA (Cost $6,095)	213	4,698

HONG KONG—2.9%
COAL & CONSUMABLE FUELS—0.1%
Fushan International Energy Group Ltd.	2,680	2,316

DIVERSIFIED CONSUMER SERVICES—0.6%
China Resources Enterprise Ltd	4,785	15,835

ELECTRIC UTILITIES—0.1%
Hongkong Electric Holdings Ltd.	601	3,363

ELECTRONIC COMPONENTS—0.3%
AAC Acoustic Technologies Holdings Inc.*	5,440	8,980

MARINE PORTS & SERVICES—0.2%
China Merchants Holdings International Co., Ltd.	1,442	4,856

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
Cheung Kong Holdings Ltd.	743	8,807

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HONG KONG—(CONT.)
Hang Lung Properties Ltd.	898	$3,116
		11,923
SPECIALIZED FINANCE—1.1%
Hong Kong Exchanges and Clearing Ltd.	1,756	29,847

TOTAL HONG KONG (Cost $55,948)		77,120

INDIA—6.2%
AUTOMOBILE MANUFACTURERS—0.4%	390	11,809
Maruti Suzuki India Ltd*

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Jain Irrigation Systems Ltd*	759	11,836

DISTILLERS & VINTNERS—0.4%
United Spirits Ltd	436	11,729

DIVERSIFIED BANKS—0.5%
ICICI Bank Ltd.#	358	12,631

HEAVY ELECTRICAL EQUIPMENT—1.5%
ABB Ltd. *	928	16,341
Bharat Heavy Electricals Ltd. *	466	24,304
		40,645
IT CONSULTING & OTHER SERVICES—1.3%
Infosys Technologies Ltd.#	635	32,963

PERSONAL PRODUCTS—0.5%
Dabur India Ltd*	3,685	12,738

TOBACCO—1.1%
ITC Ltd*	5,141	27,871

TOTAL INDIA (Cost $165,075)		162,222

IRELAND—0.6%
LIFE SCIENCES TOOLS & SERVICES—0.6%
ICON PLC#* (Cost $19,240)	590	14,656

ISRAEL—7.1%
APPLICATION SOFTWARE—1.5%	1,366	39,765
Nice Systems Ltd.#*

COMMUNICATIONS EQUIPMENT—1.9%
Ceragon Networks Ltd.*	4,449	52,454

IT CONSULTING & OTHER SERVICES—0.9%
Ness Technologies Inc.*	4,371	24,215

PHARMACEUTICALS—1.1%
Teva Pharmaceutical Industries Ltd.#	488	27,679

SEMICONDUCTORS—1.7%
Mellanox Technologies Ltd.*	2,347	43,114

TOTAL ISRAEL (Cost $194,279)		187,227

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ITALY—0.8%
OIL & GAS EQUIPMENT & SERVICES—0.8%
Tenaris SA (Cost $14,713)	887	$20,010

JAPAN—12.9%
APPAREL RETAIL—0.7%
Fast Retailing Co., Ltd.	105	17,397

AUTOMOBILE MANUFACTURERS—0.6%
Honda Motor Co., Ltd.	390	13,229
Suzuki Motor Corp.	133	3,009
		16,238
BREWERS—0.9%
Kirin Holdings Co., Ltd.	1,454	22,118

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.1%
Kubota Corp.	373	3,345

ELECTRIC UTILITIES—0.1%
Kyushu Electric Power Co., Inc.	131	2,831

ELECTRONIC EQUIPMENT MANUFACTURERS—0.9%
FUJIFILM Holdings Corp.	217	6,925
Keyence Corp.	76	17,463
		24,388
FOOD RETAIL—0.2%
Seven & I Holdings Co., Ltd.	295	6,433

HOME ENTERTAINMENT SOFTWARE—1.9%
Nintendo Co., Ltd.	182	50,692

HOUSEHOLD PRODUCTS—0.4%
Kao Corp.	392	9,405

INTEGRATED TELECOMMUNICATION SERVICES—0.2%
Nippon Telegraph & Telephone Corp.	129	5,422

PHARMACEUTICALS—2.5%
Astellas Pharma Inc.	810	29,843
Chugai Pharmaceutical Co., Ltd.	493	8,766
Eisai Co., Ltd.	57	2,116
Takeda Pharmaceutical Co., Ltd.	630	27,589
		68,314
RAILROADS—0.2%
Kintetsu Corp.*	1,154	3,972

REGIONAL BANKS—0.2%
Resona Holdings Inc.*	500	6,227

SECURITY & ALARM SERVICES—0.2%
Secom Co., Ltd.	133	5,934

TOBACCO—1.5%
Japan Tobacco Inc.	12	43,285

	SHARES	VALUE
COMMON STOCKS—(CONT.)
JAPAN—(CONT.)
TRADING COMPANIES & DISTRIBUTORS—0.1%
ITOCHU Corp.	450	$3,514

WIRELESS TELECOMMUNICATION SERVICES—2.2%
KDDI Corp.	3	15,769
NTT DoCoMo Inc.	28	41,789
		57,558
TOTAL JAPAN (Cost $330,711)		347,073

NETHERLANDS—2.3%	309	6,099
AEROSPACE & DEFENSE—0.2%
European Aeronautic Defence and Space Co., NV

CONSTRUCTION & ENGINEERING—0.8%
Chicago Bridge & Iron Co., NV#*	1,032	20,939

CONSUMER ELECTRONICS—0.3%
Koninklijke Philips Electronics NV	240	7,306

DIVERSIFIED CHEMICALS—0.2%
Akzo Nobel NV	91	5,467

INTEGRATED TELECOMMUNICATION SERVICES—0.8%
Koninklijke KPN NV	1,270	21,165

TOTAL NETHERLANDS (Cost $75,410)		60,976

NORWAY—0.9%
INTEGRATED TELECOMMUNICATION SERVICES—0.2%
Telenor ASA*	320	4,208

OIL & GAS EQUIPMENT & SERVICES—0.7%
Acergy SA	1,160	17,990

TOTAL NORWAY (Cost $14,765)		22,198

PORTUGAL—0.1%
INTEGRATED TELECOMMUNICATION SERVICES—0.1%
Portugal Telecom SGPS SA (Cost $3,032)	230	2,398

SOUTH AFRICA—0.7%
APPLICATION SOFTWARE—0.7%
Net 1 UEPS Technologies Inc.* (Cost $27,640)	1,030	18,416

SPAIN—1.0%
CONSTRUCTION & ENGINEERING—1.0%
ACS Actividades de Construccion y Servicios SA (Cost $25,679)	528	25,092

SWEDEN—1.8%
APPAREL RETAIL—0.6%
Hennes & Mauritz AB	298	17,759

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SWEDEN—(CONT.)
COMMUNICATIONS EQUIPMENT—0.2%
Telefonaktiebolaget LM Ericsson	630	$6,252

INDUSTRIAL MACHINERY—1.0%
Atlas Copco AB	1,934	26,660

TOTAL SWEDEN (Cost $38,856)		50,671

SWITZERLAND—8.4%
DIVERSIFIED CAPITAL MARKETS—1.3%
Credit Suisse Group AG	359	15,854
UBS AG *	1,344	17,888
		33,742
FERTILIZERS & AGRICULTURAL CHEMICALS—0.1%
Syngenta AG	15	3,899

HEALTH CARE EQUIPMENT—1.7%
Synthes Inc.*	350	45,057

HEALTH CARE SUPPLIES—0.5%
Alcon Inc.	95	14,792

HEAVY ELECTRICAL EQUIPMENT—0.4%
ABB Ltd.*	576	10,628

INTEGRATED TELECOMMUNICATION SERVICES—0.3%
Swisscom AG	23	8,459

LEISURE PRODUCTS—1.0%
Cie Financiere Richemont SA	575	19,746
Swatch Group AG/The	18	4,775
		24,521
PHARMACEUTICALS—3.1%
Novartis AG	628	33,869
Roche Holding AG	268	45,382
		79,251
TOTAL SWITZERLAND (Cost $256,408)		220,349

TAIWAN—1.9%
COMPUTER HARDWARE—0.3%
Wistron Corp.*	3,616	6,893

DISTRIBUTORS—0.2%
WPG Holdings Co., Ltd.*	3,674	5,727

ELECTRONIC MANUFACTURING SERVICES—0.5%
Hon Hai Precision Industry Co., Ltd.*	3,070	12,925

SEMICONDUCTORS—0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,373	24,110

TOTAL TAIWAN (Cost $37,494)		49,655

UNITED KINGDOM—12.6%
COMPUTER & ELECTRONICS RETAIL—0.3%
Game Group PLC	4,474	6,617

	SHARES	VALUE
COMMON STOCKS—(CONT.)
UNITED KINGDOM—(CONT.)
DIVERSIFIED BANKS—0.8%
HSBC Holdings PLC	1,994	$21,642

DIVERSIFIED METALS & MINING—3.6%
Antofagasta PLC	1,232	17,353
Eurasian Natural Resources Corp.	3,476	50,631
Vedanta Resources PLC	708	27,534
		95,518
HEALTH CARE EQUIPMENT—1.2%
Smith & Nephew PLC	3,010	30,531

INTEGRATED OIL & GAS—3.4%
BG Group PLC	1,326	24,637
BP PLC	6,871	64,618
		89,255
MULTI-UTILITIES—0.2%
Centrica PLC	1,048	4,532

PHARMACEUTICALS—3.1%
AstraZeneca PLC	757	35,323
GlaxoSmithKline PLC	194	3,782
Shire PLC	2,200	43,608
		82,713
TOTAL UNITED KINGDOM (Cost $350,154)		330,808

UNITED STATES—1.2%
DISTILLERS & VINTNERS—1.2%
Central European Distribution Corp.* (Cost $52,353)	972	31,153

TOTAL COMMON STOCKS (Cost $2,484,790)		2,410,436

CONVERTIBLE PREFERRED STOCK—0.6%
BRAZIL—0.6%
DIVERSIFIED METALS & MINING—0.6%
Vale Capital II, 6.75%, 6/15/2012* (Cost $10,000)	200	15,102

PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—5.2%
TIME DEPOSITS—5.2%
Citibank London, 0.03%, 2/1/10(L2)	36,435	36,435

	PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS—(CONT.)
TIME DEPOSITS—(CONT.)
Wells Fargo Grand Cayman, 0.03%, 2/1/10(L2)	100,000	$100,000

TOTAL TIME DEPOSITS (Cost $136,435)		136,435

Total Investments (Cost $2,631,225)(a)	97.5%	2,561,973
Other Assets in Excess of Liabilities	2.5	65,796
NET ASSETS	100.0%	$2,627,769

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,667,326 amounted to $105,353 which consisted of aggregate gross unrealized appreciation of $270,017 and aggregate gross unrealized depreciation of $375,370.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—57.9%
AEROSPACE & DEFENSE—1.3%
United Technologies Corp.+	1,195	$80,638

ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Northern Trust Corp.	625	31,575

AUTO PARTS & EQUIPMENT—2.6%
ArvinMeritor Inc. *,+	6,745	65,358
Lear Corp. *	190	13,072
TRW Automotive Holdings Corp. *	1,285	29,594
Westport Innovations Inc. *,+	4,910	60,884
		168,908
BIOTECHNOLOGY—1.9%
Celgene Corp. *	1,230	69,840
Human Genome Sciences Inc. *,+	2,015	53,337
		123,177
BROADCASTING & CABLE TV—0.6%
CBS Corp., Cl. B	3,120	40,342

CASINOS & GAMING—0.5%
Las Vegas Sands Corp.*	2,250	34,876

COAL & CONSUMABLE FUELS—0.4%
Patriot Coal Corp.*	1,690	26,178

COMMUNICATIONS EQUIPMENT—1.0%
Brocade Communications Systems Inc.*,+	8,775	60,285

COMPUTER HARDWARE—1.9%
Apple Inc. *,+	560	107,587
Dell Inc. *	1,310	16,899
		124,486
COMPUTER STORAGE & PERIPHERALS—0.9%
Seagate Technology*,+	3,535	59,141

DEPARTMENT STORES—0.5%
Nordstrom Inc.	940	32,468

DIVERSIFIED BANKS—1.2%
Banco Santander Brasil SA #	2,410	29,016
Comerica Inc.	1,410	48,660
		77,676
DIVERSIFIED METALS & MINING—0.5%
Breakwater Resources Ltd.*	80,850	30,626

EXCHANGE TRADED FUNDS—1.2%
SPDR Gold Trust*,+	770	81,589

GOLD—0.4%
Goldcorp Inc.	870	29,545

HEALTH CARE EQUIPMENT—1.5%
Covidien PLC +	1,035	52,329
Insulet Corp. *	2,270	30,940
NuVasive Inc. *	555	15,318
		98,587

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—0.9%
Universal Health Services Inc., Cl. B+	1,970	$57,445

HEALTH CARE SUPPLIES—0.5%
Inverness Medical Innovations Inc.*	830	33,508

HOME ENTERTAINMENT SOFTWARE—2.0%
Activision Blizzard Inc.	5,455	55,423
Nintendo Co., Ltd. #,+	2,165	75,558
		130,981
HOME FURNISHING RETAIL—0.5%
Williams-Sonoma, Inc.	1,655	31,412

HYPERMARKETS & SUPER CENTERS—1.3%
Wal-Mart Stores Inc.+	1,605	85,755

INTEGRATED OIL & GAS—3.6%
Chevron Corp. +	2,420	174,530
Exxon Mobil Corp. +	970	62,497
		237,027
INTERNET RETAIL—1.9%
Expedia Inc. *,+	5,135	109,939
Shutterfly Inc. *	1,090	17,244
		127,183
INTERNET SOFTWARE & SERVICES—4.0%
eBay Inc. *,+	3,110	71,592
GSI Commerce Inc. *,+	2,130	48,479
IAC/InterActiveCorp. *	1,595	32,028
OpenTable Inc. *	1,090	27,130
Yahoo! Inc. *	5,545	83,230
		262,459
INVESTMENT BANKING & BROKERAGE—2.4%
Greenhill & Co., Inc.	870	67,686
Lazard Ltd., CI. A	2,450	94,423
		162,109
LIFE & HEALTH INSURANCE—1.0%
Lincoln National Corp.+	2,590	63,662

LIFE SCIENCES TOOLS & SERVICES—1.0%
Illumina Inc.*,+	1,750	64,208

MANAGED HEALTH CARE—1.0%
Health Net Inc.*,+	2,705	65,623

MOVIES & ENTERTAINMENT—1.2%
Liberty Media Corp., Capital, CI. A*,+	3,150	81,554

MULTI-LINE INSURANCE—1.0%
Genworth Financial Inc., CI. A*,+	4,690	64,910

OIL & GAS EQUIPMENT & SERVICES—1.3%
National Oilwell Varco Inc. +	1,415	57,874
Weatherford International Ltd. *	1,595	25,010
		82,884
OIL & GAS EXPLORATION & PRODUCTION—2.9%
Denbury Resources Inc. *	2,255	30,555
Kodiak Oil & Gas Corp. *	13,065	30,833

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—(CONT.)
Nexen Inc. +	3,950	$86,663
Plains Exploration & Production Co. *,+	1,230	41,021
		189,072
OTHER DIVERSIFIED FINANCIAL SERVICES—1.6%
JPMorgan Chase & Co.+	2,715	105,722

PHARMACEUTICALS—1.2%
Optimer Pharmaceuticals Inc.*,+	6,540	80,573

PROPERTY & CASUALTY INSURANCE—0.3%
Travelers Cos., Inc., /The	340	17,228

RESTAURANTS—2.0%
McCormick & Schmick’s Seafood Restaurants Inc. *,+	9,270	76,662
Yum! Brands Inc. +	1,530	52,341
		129,003
SEMICONDUCTOR EQUIPMENT—0.2%
Lam Research Corp.*	460	15,185

SEMICONDUCTORS—6.6%
Intel Corp. +	10,110	196,134
Marvell Technology Group Ltd. *,+	4,130	71,986
Mellanox Technologies Ltd. *	1,835	33,709
Micron Technology Inc. *	4,000	34,880
Monolithic Power Systems Inc. *	565	11,650
Skyworks Solutions Inc. *,+	6,185	78,488
		426,847
STEEL—1.8%
Cliffs Natural Resources Inc.+	2,925	116,854

THRIFTS & MORTGAGE FINANCE—0.4%
Ocwen Financial Corp.*,+	3,275	29,999

TOBACCO—0.4%
Philip Morris International Inc.	600	27,306

TOTAL COMMON STOCKS (Cost $3,798,289)		3,788,606

CONVERTIBLE PREFERRED STOCK—1.5%
OTHER DIVERSIFIED FINANCIAL SERVICES—1.5%
Bank of America Corp., 10.00%, 12/31/2049*,+ (Cost $96,900)	6,460	97,546

	SHARES	VALUE
MANDATORY CONVERTIBLE PREFERRED STOCK—1.1%
OTHER DIVERSIFIED FINANCIAL SERVICES—1.1%
Citigroup Inc., 7.50%, 12/15/2012*(a) (Cost $73,116)	700	$73,178

Total Investments (Cost $3,968,305)(b)	60.5%	3,959,330
Other Assets in Excess of Liabilities	39.5	2,628,637
NET ASSETS	100.0%	$6,587,967

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depository Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

At January 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,968,305 amounted to $8,975 which consisted of aggregate gross unrealized appreciation of $171,115 and aggregate gross unrealized depreciation of $180,090.

See Notes to Schedule of Investments.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Securities Sold Short‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—(18.1)%
APPLICATION SOFTWARE—(0.6)%
SAP AG#	860	$38,975

INTEGRATED TELECOMMUNICATION SERVICES—(0.6)%
Telefonos de Mexico SAB de CV#	1,480	23,902
AT&T Inc.	530	13,441
		37,343
COMMUNICATIONS EQUIPMENT—(0.4)%
Telefonaktiebolaget LM Ericsson#	2,420	23,426

SEMICONDUCTORS—(0.3)%
Advanced Micro Devices Inc.*	1,708	12,742
National Semiconductor Corp.	620	8,221
		20,963
CONSUMER FINANCE—(0.3)%
American Express Co.	475	17,889

OIL & GAS EXPLORATION & PRODUCTION—(1.9)%
Apache Corp.	665	65,682
Southwestern Energy Co.*	1,365	58,531
		124,213
BIOTECHNOLOGY—(0.6)%
Arena Pharmaceuticals Inc.*	3,830	11,950
Genzyme Corp.*	465	25,231
		37,181
OIL & GAS EQUIPMENT & SERVICES—(1.1)%
Baker Hughes Inc.	1,625	73,581

ASSET MANAGEMENT & CUSTODY BANKS—(1.2)%
Bank New York Mellon Corp.	1,065	30,981
Franklin Resources Inc.	265	26,243
Waddell & Reed Financial Inc., CI. A	630	19,738
		76,962
AUTO PARTS & EQUIPMENT—(0.4)%
BorgWarner Inc.*	800	28,072

RESIDENTIAL REITS—(0.8)%
Camden Property Trust	1,270	49,238

AUTOMOTIVE RETAIL—(0.2)%
Carmax Inc.*	610	12,584

DATA PROCESSING & OUTSOURCED SERVICES—(0.5)%
Computer Sciences Corp.*	595	30,524

HEALTH CARE SUPPLIES—(0.2)%
Cooper Cos., Inc., /The	380	13,422

HOME FURNISHINGS—(0.1)%
Ethan Allen Interiors Inc.	545	7,897

PHARMACEUTICALS—(0.2)%
Forest Laboratories Inc.*	455	13,486

TRADING COMPANIES & DISTRIBUTORS—(0.7)%
WW Grainger Inc.	465	46,165

INTEGRATED OIL & GAS—(0.5)%
Hess Corp.	565	32,651

TRUCKING—(0.7)%
Landstar System Inc.	1,210	43,911

CASINOS & GAMING—(0.4)%
MGM Mirage*	2,625	29,033

COMMON STOCKS (CONT.)
INSURANCE BROKERS—(1.0)%
Marsh & Mclennan Cos Inc.	3,100	$66,836

THRIFTS & MORTGAGE FINANCE—(0.4)%
New York Community Bancorp Inc.	1,885	28,332

REGIONAL BANKS—(2.3)%
PNC Financial Services Group Inc.	1,505	83,422
SunTrust Banks Inc.	1,365	33,210
Zions Bancorporation	1,880	35,664
		152,296
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(0.9)%
PACCAR Inc.	1,580	56,927

APPAREL RETAIL—(0.2)%
Ross Stores Inc.	225	10,334

IT CONSULTING & OTHER SERVICES—(0.7)%
SAIC Inc.*	2,380	43,625

LEISURE PRODUCTS—(1.0)%
VF Corp.	905	65,187

SYSTEMS SOFTWARE—(0.2)%
VMware Inc., CI. A*	315	14,304

TOTAL (proceeds $1,191,420)		$1,195,357

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

#	American Depository Receipts.
*	Non-income producing security.

See Notes to Schedule of Investments.

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, Alger International Opportunities Fund, and Alger Dynamic Opportunities Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers Class A, Class C, and Class I shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except each share class bears the cost for its plan of distribution and transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time). Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Securities with remaining maturities of more than sixty days at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

Short-term securities held by the Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value. Inputs for Level 1 include exchange listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment.

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments. The following is a summary of the inputs used as of January 31, 2010 in valuing the Funds’ investments and securities sold short carried at fair value:

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$59,525,673	$59,525,673	—	—
Consumer Staples	$24,863,967	$24,863,967	—	—
Energy	39,340,667	39,340,667	—	—
Financials	40,597,719	40,597,719	—	—
Health Care	66,466,963	66,466,963	—	—
Industrials	35,961,816	35,961,816	—	—
Information Technology	151,866,764	151,866,764	—	—
Materials	17,232,369	17,232,369	—	—
TOTAL COMMON STOCKS	435,855,938	435,855,938	—	—
CONVERTIBLE PREFERRED STOCK
Financials	$5,869,370	$5,869,370	—	—
MANDATORY CONVERTIBLE PREFERRED STOCK
Financials	$2,561,230	$2,561,230	—	—
SHORT-TERM INVESTMENTS
Time Deposits	$13,977,407	—	$13,977,407	—
TOTAL INVESTMENTS IN SECURITIES	$458,263,945	$444,286,538	$13,977,407	—
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$6,229,524	$6,229,524	—	—
Energy	3,689,136	3,689,136	—	—
Financials	6,452,972	6,452,972	—	—
Health Care	2,203,644	2,203,644	—	—
Industrials	8,663,164	8,663,164	—	—
Information Technology	7,797,243	7,797,243	—	—
Telecommunication Services	2,863,893	2,863,893	—	—
TOTAL SECURITIES SOLD SHORT	$37,899,576	$37,899,576	—	—

Alger Green Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,725,750	$6,725,750	—	—
Consumer Staples	2,770,544	2,770,544	—	—
Energy	994,367	994,367	—	—
Financials	2,285,634	2,285,634	—	—
Health Care	4,062,221	4,062,221	—	—
Industrials	7,652,454	7,652,454	—	—
Information Technology	10,223,163	10,223,163	—	—
Materials	1,449,928	1,449,928	—	—
Utilities	713,089	713,089	—	—
TOTAL COMMON STOCKS	36,877,150	36,877,150	—	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Green Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CONVERTIBLE CORPORATE BONDS
Industrials	$124,300	—	$124,300	—
SHORT-TERM INVESTMENTS
Time Deposits	$3,239,585	—	$3,239,585	—
TOTAL INVESTMENTS IN SECURITIES	$40,241,035	$36,877,150	$3,363,885	—

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$314,540	$314,540	—	—
Consumer Staples	$102,332	$102,332	—	—
Energy	96,965	96,965	—	—
Financials	116,394	116,394	—	—
Health Care	540,693	540,693	—	—
Industrials	132,996	132,996	—	—
Information Technology	501,993	501,993	—	—
Materials	49,754	49,754	—	—
Telecommunication Services	37,861	37,861	—	—
TOTAL COMMON STOCKS	1,893,528	1,893,528	—	—
SHORT-TERM INVESTMENTS
Time Deposits	$199,013	—	$199,013	—
TOTAL INVESTMENTS IN SECURITIES	$2,092,541	$1,893,528	$199,013	—

Alger International Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$187,349	$187,349	—	—
Consumer Staples	219,222	219,222	—	—
Energy	261,829	261,829	—	—
Financials	231,989	231,989	—	—
Health Care	493,353	493,353	—	—
Industrials	240,328	240,328	—	—
Information Technology	419,037	419,037	—	—
Materials	209,229	209,229	—	—
Telecommunication Services	99,210	99,210	—	—
Utilities	48,890	48,890	—	—
TOTAL COMMON STOCKS	2,410,436	2,410,436	—	—
CONVERTIBLE PREFERRED STOCK
Materials	$15,102	$15,102	—	—
SHORT-TERM INVESTMENTS
Time Deposits	$136,435	—	$136,435	—
TOTAL INVESTMENTS IN SECURITIES	$2,561,973	$2,425,538	$136,435	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$645,746	$645,746	—	—
Consumer Staples	$113,061	$113,061	—	—
Energy	535,161	535,161	—	—
Exchange Traded Funds	81,589	81,589	—	—
Financials	552,881	552,881	—	—
Health Care	523,121	523,121	—	—
Industrials	80,638	80,638	—	—
Information Technology	1,079,384	1,079,384	—	—
Materials	177,025	177,025	—	—
TOTAL COMMON STOCKS	3,788,606	3,788,606	—	—
CONVERTIBLE PREFERRED STOCK
Financials	$97,546	$97,546	—	—
MANDATORY CONVERTIBLE PREFERRED STOCK
Financials	$73,178	$73,178	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,959,330	$3,959,330	—	—
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$153,107	$153,107	—	—
Energy	230,445	230,445	—	—
Financials	391,553	391,553	—	—
Health Care	64,089	64,089	—	—
Industrials	147,003	147,003	—	—
Information Technology	171,817	171,817	—	—
Telecommunication Services	37,343	37,343	—	—
TOTAL SECURITIES SOLD SHORT	$1,195,357	$1,195,357	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Funds purchase put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

ITEM 2. Controls and Procedures.

(a)  Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)  No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 29, 2010

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 29, 2010